Income Taxes (Income Taxes Paid) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Income Tax Disclosure [Abstract]
Income taxes paid	$ 90.0	$ 98.5	$ 123.5